Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-lived assets	$ 504,152	$ 534,567
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	143,025	118,253
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	99,721	121,174
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	213,311	239,828
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 48,095	$ 55,312